Cash and cash equivalents: (Details) - MXN ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and cash held at banks		$ 3,713,072	$ 4,417,791
Short-term investments		841,295	240,701
Fiduciary rights	[1]	30,140	18,962
Cash and cash equivalents		$ 4,584,507	$ 4,677,454	$ 3,497,635	$ 2,084,160

[1]	Corresponds to the fiduciary’s agreement 2875 of Airplan, Company’s subsidiary, signed with Fiduciaria Bancolombia to administer the resources of the concession contract. See Notes 8.2 and 18.5.